DEPOSITS - Scheduled maturities for time deposits (Details 1) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deposits [Abstract]
2018		$ 0	$ 81,791
2019	$ 77,622	55,061	16,105
2020	32,457	32,089	3,052
2021	8,740	8,938	410
2022	840	794	840
2023	462	514	0
Total	$ 120,121	$ 97,396	$ 102,198